Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Property, Plant and Equipment

8.	PROPERTY, PLANT AND EQUIPMENT
A. Reconciliation of carrying amount

(In thousand Euros)	Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2021	2,036	922	1,478	986	5,422

Additions	10,178	1,900	8,030	838	20,946
Disposals	(75)	(5)	—	—	(80)
Transfers	804	127	86	(986)	31
Depreciation for the year	(320)	(299)	(427)	—	(1,046)
Translation differences	—	1	—	—	1

Balance at December 31, 2021	12,623	2,646	9,167	838	25,274

Additions	7,105	1,542	27,443	172	36,262
Disposals	—	—	—	—	—
Business Combination	—	126	1,441	—	1,567
Transfers	640	18	180	(838)	—
Depreciation for the year	(1,693)	(525)	(2,781)	—	(4,999)
Translation differences	—	2	(228)	—	(226)

Balance at December 31, 2022	18,675	3,809	35,222	172	57,878

Cost
At December 31, 2020	2,177	1,038	1,755	986	5,956

At December 31, 2021	13,084	3,061	9,871	838	26,854

At December 31, 2022	20,829	4,749	38,707	172	64,457

Accumulated depreciation
At December 31, 2020	(140)	(117)	(277)	—	(534)

At December 31, 2021	(460)	(416)	(704)	—	(1,580)

At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)

Additions of property, plant and equipment for 2022 totaling Euros 36,262 thousand (Euros 20,946 thousand in 2021) mainly due to leasehold improvements at the headquarters located in Barcelona and the investment in the new factory in Arlington, Texas, USA.
At December 31, 2022
, additions of property, plant and equipment for which payment was still pending totaled Euros
8,979
 thousand (Euros
10,512
 thousand at December 31, 2021).
Other information
The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.
The commitments amount to Euros 3,318 thousand (Euros 11,438 thousand at December 31, 2021). These commitments mainly correspond to the machinery and tools for the Texas and Barcelona plants.
There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.
The Group has no restrictions on the sale of its property, plant and equipment and no pledge exists on these assets at December 31, 2022 and 2021, except for the leasehold improvement which cannot be realized and which totals Euros 20,829 thousand at December 31, 2022 (Euros 13,084 thousand at December 31, 2021).